Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Segment Information
Segment Assets	$ 293,742,081	$ 271,246,332
Segment Liabilities	197,218,017	183,307,299
Additions to Property, Plant and Equipment	23,267,847	20,131,738	$ 19,108,284
Reconciliation of segment assets to total assets
Assets	293,742,081	271,246,332
Reconciliation of segment liabilities to total liabilities
Liabilities	197,218,017	183,307,299
Cable
Segment Information
Additions to Property, Plant and Equipment	17,339,270	14,182,848	12,995,448
Reconciliation of segment assets to total assets
Investments	614,146	515,002
Goodwill	13,794,684	13,794,684
Equity method loss recognized in income	161,468	(7,826)	(62,329)
Sky
Segment Information
Additions to Property, Plant and Equipment	4,949,039	5,361,494	4,039,020
Content
Segment Information
Additions to Property, Plant and Equipment	909,164	479,731	1,690,805
Reconciliation of segment assets to total assets
Investments	31,920,796	29,096,777
Goodwill	241,973	241,973
Equity method gain recognized in income	3,503,357	(5,739,833)	642,768
Other Businesses
Segment Information
Additions to Property, Plant and Equipment	70,374	107,665	383,011
Reconciliation of segment assets to total assets
Investments	245,372	204,464
Goodwill		76,969
Equity method gain recognized in income	7,052	7,991	584
Operating segment
Segment Information
Segment Assets	246,925,110	227,316,463	222,201,935
Segment Liabilities	75,685,991	64,356,435	70,626,022
Additions to Property, Plant and Equipment	23,267,847	20,131,738	19,108,284
Reconciliation of segment assets to total assets
Assets	246,925,110	227,316,463	222,201,935
Reconciliation of segment liabilities to total liabilities
Liabilities	75,685,991	64,356,435	70,626,022
Operating segment | Cable
Segment Information
Segment Assets	119,102,077	112,478,015	105,841,104
Segment Liabilities	24,449,798	22,295,808	21,637,395
Reconciliation of segment assets to total assets
Assets	119,102,077	112,478,015	105,841,104
Reconciliation of segment liabilities to total liabilities
Liabilities	24,449,798	22,295,808	21,637,395
Operating segment | Sky
Segment Information
Segment Assets	25,615,006	26,423,707	27,755,967
Segment Liabilities	10,745,984	10,696,397	12,902,845
Reconciliation of segment assets to total assets
Assets	25,615,006	26,423,707	27,755,967
Reconciliation of segment liabilities to total liabilities
Liabilities	10,745,984	10,696,397	12,902,845
Operating segment | Content
Segment Information
Segment Assets	93,463,141	80,237,558	78,336,679
Segment Liabilities	37,286,277	27,427,941	31,555,070
Reconciliation of segment assets to total assets
Assets	93,463,141	80,237,558	78,336,679
Reconciliation of segment liabilities to total liabilities
Liabilities	37,286,277	27,427,941	31,555,070
Operating segment | Other Businesses
Segment Information
Segment Assets	8,744,886	8,177,183	10,268,185
Segment Liabilities	3,203,932	3,936,289	4,530,712
Reconciliation of segment assets to total assets
Assets	8,744,886	8,177,183	10,268,185
Reconciliation of segment liabilities to total liabilities
Liabilities	3,203,932	3,936,289	$ 4,530,712
Debt not allocated to segments
Segment Information
Segment Liabilities	121,532,026	118,950,864
Reconciliation of segment liabilities to total liabilities
Liabilities	$ 121,532,026	118,950,864
OCEN and subsidiaries
Reconciliation of segment assets to total assets
Goodwill		$ 359,613		$ 359,613